Ordinary Shares - Additional Information (Detail) - USD ($)			12 Months Ended
	Aug. 18, 2015	Mar. 11, 2014	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Apr. 29, 2011
Class of Stock [Line Items]
Stock repurchase program, authorized amount, value						$ 20,000,000
Stock repurchase program, additional authorized amount, value	$ 10,000,000
Repurchase of ordinary shares			$ 3,333,000		$ 93,000
Net proceeds from issuance of shares				$ 29,088,000
Ordinary shares
Class of Stock [Line Items]
Repurchase of ordinary shares, shares			1,137,236		67,100
Number of shares issued and sold				6,000,000
ADS Shares | Follow-on Public Offering
Class of Stock [Line Items]
Number of shares issued and sold		6,000,000
Price per share sold		$ 21.00
Net proceeds from issuance of shares		$ 29,088,000
ADS Shares | Follow-on Public Offering | Selling Shareholders
Class of Stock [Line Items]
Number of shares issued and sold		1,500,000